Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Maturity analysis
Total minimum lease payments	$ 1,542	$ 1,681
Less: Future interest expense	(138)	(211)
Analyzed as:
Current	487	382
Non-current	1,055	1,299
Total	1,542	1,681
Year 1 [Member]
Maturity analysis
Total minimum lease payments	564	473
Year 2 [Member]
Maturity analysis
Total minimum lease payments	650	473
Year 3 [Member]
Maturity analysis
Total minimum lease payments	466	473
Year 4 [Member]
Maturity analysis
Total minimum lease payments		$ 473